Stock-Based Compensation Plans and Arrangements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 47	$ 56	$ 40
Unrecognized compensation cost	18.0
Weighted average period for total unrecognized compensation cost	1 year 9 months 18 days
Accelerating effect of change in stock based compensation plan		11
Offering period of employee stock purchase plan	12 months
Maximum contribution amount per employee to ESPP	7500
Shares of the company's common stock purchased by ESPP participants	192,755	278,266	205,528
SLM Corporation 2012 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Approval date	May 24, 2012
Shares authorized to be issued under plan	20
Grants Made Prior to 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term for stock options (in years)	10 years
Grants Made in 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term for stock options (in years)	5 years
Time Vested Stock Options [Member] | Management Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Vest over three years
Time Vested Stock Options [Member] | Non Management Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Vest over three years
Time Vested Stock Options [Member] | Non Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Vest upon the director's election to the Board
Performance-Vested Stock Options [Member] | Management Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Vest one-third per year for three years based on corporate earnings-related performance targets
Price Vested Stock Options [Member] | Management Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Vest upon our common stock reaching a targeted closing price for a set number of days
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Approval date	May 24, 2012
Shares authorized to be issued under plan	6
Unrecognized compensation cost	0.1
Vesting period	One-year
Percentage of discount available to employees under ESPP	15.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 0.2
Weighted average period for total unrecognized compensation cost	9 months 18 days
Vesting period	Vest over three years and in some cases based on corporate earnings-related performance targets
Restricted Stock Units, RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	RSUs may be time-vested over three years or vested at grant but subject to transfer restrictions
Performance Stock Units, PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	PSUs vest based on corporate earnings-related performance targets over a three-year period